Risk Management and Financial Instruments (Details) - Schedule of Future Contracts € in Thousands, £ in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 EUR (€) shares	Jun. 30, 2024 GBP (£) shares	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2024 BSD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2023 AUD ($) shares	Dec. 31, 2023 BRL (R$) shares
Future contract [Member] | Sensitivity analysis and derivative financial instrument breakdown [Member] | American dollar [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	American dollar
Nature	Short
Quantity (in Shares) | shares	220,000,000	220,000,000	220,000,000	220,000,000	220,000,000	52,199,000,000	52,199,000,000	52,199,000,000	52,199,000,000	52,199,000,000
Notional	$ (177,124)					$ (250,788)
Fair value	$ (4,861)					(2,078)
Deliverable Forwards [Member] | Sensitivity analysis and derivative financial instrument breakdown one [Member] | American dollar [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	American dollar
Nature	Short
Notional	$ (706,508)					(398,024)
Fair value	$ 15,990					29,150
Non-Deliverable Forwards [Member] | Sensitivity analysis and derivative financial instrument breakdown two [Member] | American dollar [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	American dollar
Nature	Short
Notional	$ (2,012,135)					(1,306,760)
Fair value	$ (62,659)					13,975
Future contract [Member] | Sensitivity analysis and derivative financial instrument breakdown three [Member] | EURO [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	Euro
Nature	Long
Notional	$ (119,600)	€ (1,321)				5,071	€ (1,157)
Fair value	$ (7)					513
Deliverable Forwards [Member] | Sensitivity analysis and derivative financial instrument breakdown four [Member] | EURO [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	Euro
Nature	Short
Notional	$ 50,482	8,478				67,303	12,576
Fair value	$ (1,137)					(1,885)
Non-Deliverable Forwards [Member] | Sensitivity analysis and derivative financial instrument breakdown five [Member] | EURO [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	Euro
Nature	Long
Notional	$ (5,593)	€ (939)				5,071	€ 947
Fair value	$ 84					(652)
Deliverable Forwards [Member] | Sensitivity analysis and derivative financial instrument breakdown six [Member] | British Pound [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	British pound
Nature	Short
Notional	$ (21,781)		£ (3,100)			(14,369)		£ (2,333)
Fair value	$ 239					202
Non-Deliverable Forwards [Member] | Sensitivity analysis and derivative financial instrument breakdown seven [Member] | British Pound [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	British pound
Nature	Short
Notional	$ (53,962)		£ (7,680)			(97,124)		£ (15,771)
Fair value	$ (704)					(579)
Deliverable Forwards [Member] | Sensitivity analysis and derivative financial instrument breakdown eight [Member] | Australian Dollar [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	Australian dollar
Nature	Short
Notional	$ 2,100			$ 566		2,846			$ 865
Fair value	$ 4					$ (1)
Future contracts [Member] | Sensitivity analysis and derivative financial instrument breakdown nine [Member] | Commodities Cattle [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	Commodities (Cattle)
Nature	Long
Quantity (in Shares) | shares	10,177,000,000	10,177,000,000	10,177,000,000	10,177,000,000	10,177,000,000	(6,000,000)	(6,000,000)	(6,000,000)	(6,000,000)	(6,000,000)
Notional	$ 144,225					$ (101)
Fair value	$ (501)
Future contracts [Member] | Sensitivity analysis and derivative financial instrument breakdown ten [Member] | Commodities Grains [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	Commodities (Grains)
Nature	Short
Quantity (in Shares) | shares	7,698,000,000	7,698,000,000	7,698,000,000	7,698,000,000	7,698,000,000
Notional	$ 38,524
Fair value	$ (667)
Future contracts [Member] | Sensitivity analysis and derivative financial instrument breakdown eleven [Member] | Commodities [member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	Commodities
Quantity (in Shares) | shares						7,698,000,000	7,698,000,000	7,698,000,000	7,698,000,000	7,698,000,000
Notional						$ 38,524
Fair value						(740)
Deliverable Forwards [Member] | Sensitivity analysis and derivative financial instrument breakdown twelve [Member] | Commodities Cattle Two [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	Commodities (Cattle)
Nature	Short
Notional	$ (120,976)				$ (672,494)	80,377				R$ 389,130
Fair value	$ (17,113)					$ (1,982)